Other current and non-current non-financial assets - Reimbursements for Exploration and Evaluation (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Metallic/Non-Metallic
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	$ 59,826	$ 50,844
Metallic/Non-Metallic | Chile
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	59,826	50,844
Non Metallic Exploration | Chile
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	12,084	13,803
Metallic Exploration | Chile
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	$ 47,742	$ 37,041